Goodwill and other intangible assets	12 Months Ended
Dec. 31, 2024
Intangible Assets [Abstract]
Goodwill and other intangible assets	Goodwill and other intangible assets
The below table summarizes the movements of goodwill and other intangible assets in 2024.

		Intangible assets other than goodwill
($ millions)	Goodwill	Alcon brand name	Acquired in-process research & development	Technologies	Currently marketed products	Marketing know-how	Other intangible assets (including software)	Total

Cost
January 1, 2024	8,926	2,980	918	5,369	6,204	5,960	810	22,241
Impact of business combinations	20	—	—	—	75	—	—	75
Additions	—	—	45	—	32	—	130	207
Disposals and derecognitions(1)	—	—	—	(21)	(82)	—	(44)	(147)
December 31, 2024	8,946	2,980	963	5,348	6,229	5,960	896	22,376

Accumulated amortization
January 1, 2024	—	—	(179)	(5,309)	(4,186)	(3,099)	(408)	(13,181)
Amortization charge	—	—	—	(32)	(378)	(239)	(94)	(743)
Disposals and derecognitions(1)	—	—	—	21	79	—	44	144
Impairment charges	—	—	(9)	—	—	—	—	(9)
December 31, 2024	—	—	(188)	(5,320)	(4,485)	(3,338)	(458)	(13,789)
Net book value at December 31, 2024	8,946	2,980	775	28	1,744	2,622	438	8,587
(1)     Derecognitions of assets that are no longer used or being developed and are not considered to have a significant disposal value or other alternative use. The current year period also includes currently marketed products divested as described in Note 21.3.
The below table summarizes the allocation of the net book values of goodwill and other intangible assets by reportable segment at December 31, 2024.

		Intangible assets other than goodwill
($ millions)	Goodwill	Alcon brand name	Acquired in-process research & development	Technologies	Currently marketed products	Marketing know-how	Other intangible assets (including software)	Total
Surgical	4,564	—	562	28	581	2,622	271	4,064
Vision Care	4,382	—	213	—	1,163	—	167	1,543
Not allocated to segments	—	2,980	—	—	—	—	—	2,980
Net book value at December 31, 2024	8,946	2,980	775	28	1,744	2,622	438	8,587
The Surgical and Vision Care reportable segments' CGUs, to which goodwill is allocated, are comprised of a group of smaller CGUs. The valuation method of the recoverable amount of the CGUs, to which goodwill is allocated, is based on the FVLCOD.
The Alcon brand name is an intangible asset with an indefinite life. The intangible asset is not allocated to the reportable segments as it is used to market the Alcon-branded products of both the Surgical and Vision Care businesses. Net sales of these products together are the grouping of CGUs, which is used to determine the recoverable amount. The valuation method is based on the FVLCOD.
The following assumptions were used in the calculations for the recoverable amounts of goodwill and the Alcon brand name at December 31, 2024 and 2023:

	December 31, 2024		December 31, 2023
(As a percentage)	Surgical	Vision Care	Surgical	Vision Care
Terminal growth rate	3.0	3.0	3.0	3.0
Discount rate (post-tax)	8.5	8.0	9.0	8.75
The Surgical and Vision Care reportable segments' terminal growth rate assumption of 3.0% takes into consideration how the industry is expected to grow, analysis of industry expert reports, and expected relevant changes in demographics for various markets. The discount rates for both Surgical and Vision Care reportable segments consider Alcon's weighted average cost of capital, adjusted to approximate the weighted average cost of capital of comparable market participants. Both the terminal growth rates and the discount rates are consistent with external sources of information.
The FVLCOD, for all groupings of CGUs containing goodwill or indefinite life intangible assets, is reviewed for the impact of reasonably possible changes in key assumptions. In particular, Alcon considered an increase in the discount rate, a decrease in the terminal growth rate and certain negative impacts on the forecasted cash flows. These reasonably possible changes in key assumptions did not indicate an impairment.
Refer to "Impairment of goodwill, Alcon brand name and definite lived intangible assets" and "Acquired In-Process Research & Development ("IPR&D")" in Note 2 for additional disclosures on how Alcon performs goodwill and intangible assets impairment testing.
The below table summarizes the movements of goodwill and other intangible assets in 2023.

		Intangible assets other than goodwill
($ millions)	Goodwill	Alcon brand name	Acquired in-process research & development	Technologies	Currently marketed products	Marketing know-how	Other intangible assets (including software)	Total

Cost
January 1, 2023	8,926	2,980	920	5,369	6,189	5,960	720	22,138
Impact of asset acquisitions	—	—	—	—	—	—	2	2
Additions	—	—	—	—	19	—	96	115
Disposals and derecognitions(1)	—	—	(2)	—	(4)	—	(8)	(14)
December 31, 2023	8,926	2,980	918	5,369	6,204	5,960	810	22,241

Accumulated amortization
January 1, 2023	—	—	(181)	(5,278)	(3,809)	(2,861)	(320)	(12,449)
Amortization charge	—	—	—	(31)	(381)	(238)	(95)	(745)
Disposals and derecognitions(1)	—	—	2	—	4	—	7	13
December 31, 2023	—	—	(179)	(5,309)	(4,186)	(3,099)	(408)	(13,181)
Net book value at December 31, 2023	8,926	2,980	739	60	2,018	2,861	402	9,060
(1)     Derecognitions of assets that are no longer used or being developed and are not considered to have a significant disposal value or other alternative use.
The below table summarizes the allocation of the net book values of goodwill and other intangible assets by reportable segment at December 31, 2023.

		Intangible assets other than goodwill
($ millions)	Goodwill	Alcon brand name	Acquired in-process research & development	Technologies	Currently marketed products	Marketing know-how	Other intangible assets (including software)	Total
Surgical	4,544	—	564	60	534	2,861	241	4,260
Vision Care	4,382	—	175	—	1,484	—	161	1,820
Not allocated to segments	—	2,980	—	—	—	—	—	2,980
Net book value at December 31, 2023	8,926	2,980	739	60	2,018	2,861	402	9,060
Intangible asset impairment charges
The below table shows the intangible asset impairment charges in 2024, 2023 and 2022.

($ millions)	2024	2023	2022
Surgical	(9)	—	(60)
Vision Care	—	—	(2)
Total	(9)	—	(62)
Impairment charges during the year ended December 31, 2024 amounted to $9 million recognized in Research & development in the Consolidated Income Statement during the second quarter due to the full impairment of an acquired IPR&D CGU in the Surgical reportable segment due to discontinuation of the project.
There were no impairments during the year ended December 31, 2023.
For the year ended December 31, 2022, impairment charges recognized in the Consolidated Income Statement amounted to $62 million, primarily due to impairments of $61 million recognized in the second quarter. An impairment charge of $59 million was recognized in Cost of net sales for a currently marketed product CGU in the Surgical reportable segment due to higher forecasted research and development costs associated with product redesign and delayed launch date of the next generation product. The CGU was reduced to its recoverable amount of $15 million determined based on the VIU method at the time of impairment. VIU was estimated using net present value techniques utilizing pre-tax cash flows and a discount rate of 7.8%. The remaining impairment charge of $2 million in the second quarter was recognized in Research & development to fully impair an acquired research & development intangible asset in the Vision Care reportable segment which will no longer be used.
The estimates used in calculating net present values involve significant judgement by management and include assumptions with measurement uncertainty. The estimates include cash flow projections for a five-year period based on management forecasts, sales forecasts beyond the five-year period extrapolated using long-term expected growth rates, discount rates and future tax rates. Actual cash flows and values could vary significantly from forecasted future cash flows and related values derived using net present value techniques. Since the cash flow projections are a significant unobservable input, the fair value of the CGUs were classified as Level 3 in the fair value hierarchy.